ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable and allowance for doubtful accounts consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Trade accounts receivable	$3,757,393	$3,458,625
Other	100,000	167,383
	3,857,393	3,626,008
Less allowance for doubtful accounts	(1,227,136)	(1,227,136)
Total accounts receivable, net	$2,630,257	$2,398,872